Summary of Significant Accounting Policies - Schedule Of Movement Of Deferred Guarantee Income (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue Remaining Performance Obligation Changes [Line Items]
Opening balance		¥ 1,089,503
Ending balance		1,805,164	$ 261,724	¥ 1,089,503
Deferred Guarantee Income [Member]
Revenue Remaining Performance Obligation Changes [Line Items]
Opening balance		1,089,503		1,259,396	¥ 1,873,254
Newly written quality assurance obligations		3,780,101		2,423,619	2,838,707
Release of quality assurance obligations upon repayment		(3,064,440)		(2,593,512)	(3,386,032)
Termination of P2P quality assurance obligations	[1]	0		0	(66,533)
Ending balance		¥ 1,805,164		¥ 1,089,503	¥ 1,259,396

[1]	In March 2020, the Company early repaid all outstanding loan balance before their maturity for one P2P funding partner as a result of the Group’s decision to discontinue business relationship with online lending information intermediary, which resulted in decrease in guarantee related receivables and liabilities. The overall impact on gain or loss is immaterial.